Updating Summary Prospectus

May 1, 2025

RetireReadySM Choice

Flexible Premium Variable Deferred Annuity Contracts

for contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about RetireReadySM Choice, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). This Updating Summary Prospectus applies to RetireReadySM Choice contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/RetireReadyChoicePre. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

17528USP 05/01/25

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your contract:

•	Invesco V.I. Capital Appreciation Fund - Series II shares changed its name to Invesco V.I. Discovery Large Cap Fund - Series II shares.

•	CTIVP® - Principal Blue Chip Growth Fund - Class 1 changed its name to CTIVP® - Principal Large Cap Growth Fund - Class 1 effective on or about June 2, 2025.

•	The PSF PGIM Natural Resources Portfolio – Class II Shares merged into the PSF PGIM Jennison Blend Portfolio – Class II Shares effective April 11, 2025.

•	VIP Asset Manager Portfolio - Service Class 2 changed its name to VIP Asset Manager 50% Portfolio - Service Class 2.

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Investment Options Available Under the Contract.”

•	For updates to the Asset Allocation Models available under your contract, please refer to “Asset Allocation Program – Model Update.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract within six years following your last purchase payment, you may be assessed a surrender charge of up to 6% of the value of the purchase payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial purchase payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $6,000 on the purchase payment withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Tables Charges and Other Deductions — Surrender Charge
Are There Transaction Charges?	Yes. In addition to surrender charges, the investor may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.50%	1.70%
Portfolio fees and expenses[2]	0.30%	2.575%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.25%

[1]	The minimum base contract expense consists of a mortality and expense risk charge of 1.35% that is assessed if the Annuitant (and Joint Annuitant, if any) is age 70 or younger at issue, and an administrative expense charge of 0.15%. Each of these charges is assessed as a percentage of average daily net assets in the Separate Account. The maximum base contract expense consists of a mortality and expense risk charge of 1.55% that is assessed if either Annuitant is over age 70 at issue, and an administrative expense charge of 0.15%. Each of these charges is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2024, and will vary from year to year.

[3]	The minimum fee is the current fee for the Optional Enhanced Death Benefit Rider, which is assessed as a percentage of the average Contract Value for the prior contract year. The maximum fee is the current fee for the Optional Death Benefit Rider, which is assessed as a percentage of the Contract Value at the time of the deduction.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,955	$4,182
Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of contract classes and Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional purchase payments, transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Is this a Short-Term Investment?

No.

•  This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  A surrender charge can apply whenever you make a withdrawal of purchase payments less than six completed years after we received the purchase payment.

•  The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
What Are the Risks Associated with the Investment Options?

•  An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (e.g., the Portfolios).

•  Each Portfolio (and the Guarantee Account) has its own unique risks.

•  You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks	Location in Prospectus
What Are the Risks Related to the Insurance Company?

•  An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.

Principal Risks of Investing in the Contract The Company

Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?

Yes.

•  We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•  For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

•  We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

The Separate Account — Subaccounts The Guarantee Account Transfers
Are There Any Restrictions on Contract Benefits?

Yes.

•  We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue the Portfolio Balancing program or new Dollar Cost Averaging programs, or to modify such programs at any time and for any reason.

•  All death benefits are terminated upon annuitization.

Transfers

Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?

•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•  If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

•  Your registered representative may receive compensation for selling this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

•  The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Sale of the Contracts
Should I Exchange My Contract?

•  Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Sale of the Contracts

ASSET ALLOCATION PROGRAM—MODEL UPDATE

Effective after the close of business July 25, 2025, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables that follow.

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares	4.0%	8.0%	12.0%	16.0%	20.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	22.0%	16.0%	11.0%	5.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	10.0%	7.0%	5.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 25, 2025

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares	5.0%	9.0%	14.0%	19.0%	23.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Invesco V.I. Comstock Fund — Service II shares	1.0%	3.0%	4.0%	5.0%	7.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	22.0%	16.0%	11.0%	5.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	22.0%	16.0%	11.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	12.0%	8.0%	6.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 11011 West Broad Street, Glen Allen, Virginia 23060.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Investment Options

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/RetireReadyChoicePre. You can also request this information at no cost by calling (800) 352-9910. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	AB VPS Balanced Hedged Allocation Portfolio — Class B AllianceBernstein, L.P.	0.95%*	8.58%	4.14%	5.18%
Global Equity Large Cap	AB VPS International Value Portfolio — Class B AllianceBernstein, L.P.	1.17%	4.81%	3.29%	3.00%
US Equity Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.90%	24.95%	15.87%	15.67%
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B AllianceBernstein, L.P.	0.86%	12.76%	9.54%	9.39%
US Equity Small Cap	AB VPS Small Cap Growth Portfolio — Class B AllianceBernstein, L.P.	1.15%*	18.44%	7.28%	10.34%
Global Equity Large Cap	AB VPS Sustainable Global Thematic Portfolio — Class B AllianceBernstein, L.P.	0.78%*	5.96%	8.77%	9.45%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
US Equity Mid Cap	Invesco V.I. American Value Fund — Series II shares Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
US Equity Large Cap Value	Invesco V.I. Comstock Fund — Series II shares Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
US Equity Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
US Equity Large Cap Growth	Invesco V.I. Discovery Large Cap Fund — Series II shares (formerly, Invesco V.I. Capital Appreciation Fund — Series II shares) Invesco Advisers, Inc.	1.05%*	33.82%	15.76%	12.97%
US Equity Mid Cap	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
Moderate Allocation	Invesco V.I. Equity and Income Fund — Series II shares Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
Global Equity Large Cap	Invesco V.I. EQV International Equity Fund — Series II shares Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%
Global Equity Large Cap	Invesco V.I. Global Fund — Series II shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.05%*	23.39%	11.81%	10.97%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
US Equity Large Cap Growth	Allspring VT Discovery All Cap Growth Fund — Class 2 Allspring Funds Management, LLC (subadvised by Allspring Global Investments, LLC)	1.00%*	21.00%	10.75%	12.12%
US Equity Mid Cap	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares BlackRock Advisors, LLC	0.80%*	11.70%	8.41%	8.94%
US Equity Large Cap Value	BlackRock Basic Value V.I. Fund — Class III Shares BlackRock Advisors, LLC	1.01%*	10.05%	8.72%	7.48%
Global Allocation	BlackRock Global Allocation V.I. Fund — Class III Shares BlackRock Advisors, LLC (subadvised by BlackRock (Singapore) Limited and BlackRock International Limited)	1.02%*	8.93%	5.72%	5.32%
US Equity Large Cap Growth	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares BlackRock Advisors, LLC	1.04%*	31.39%	15.88%	15.01%
Global Equity Large Cap	Columbia Variable Portfolio — Overseas Core Fund — Class 2 Columbia Management Investment Advisers, LLC	1.04%	3.16%	3.87%	4.64%
US Equity Large Cap Growth	CTIVP® — Principal Large Cap Growth Fund — Class 1 (formerly, CTIVP® — Principal Blue Chip Growth Fund — Class 1)[1] Columbia Management Investment Advisers, LLC (subadvised by Principal Global Investors, LLC)	0.70%	21.42%	13.79%	14.34%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.19%	7.68%	4.24%	3.92%
US Fixed Income	Federated Hermes High Income Bond Fund II — Service Shares Federated Investment Management Company (subadvised by Federated Advisory Services Company)	1.08%*	5.85%	2.92%	4.22%
US Equity Mid Cap	Federated Hermes Kaufmann Fund II — Service Shares Federated Global Investment Management Corp.	1.81%	16.78%	4.21%	9.09%
Moderate Allocation	VIP Balanced Portfolio — Service Class 2 Fidelity Management & Research Company LLC (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.67%	15.58%	10.57%	9.35%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.81%	33.45%	16.74%	13.33%
US Equity Large Cap Growth	VIP Dynamic Capital Appreciation Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.87%	25.19%	16.09%	12.76%
US Equity Large Cap Value	VIP Equity-Income PortfolioSM — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.72%	15.06%	9.80%	8.94%
US Equity Large Cap Growth	VIP Growth Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.81%	30.07%	18.63%	16.34%

[1]	The Portfolio name change is expected to take effect on or about June 2, 2025.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Value	VIP Growth & Income Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.74%	21.91%	13.10%	11.11%
US Equity Large Cap Growth	VIP Growth Opportunities Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.82%	38.56%	18.46%	17.93%
US Fixed Income	VIP Investment Grade Bond Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.63%	1.50%	0.20%	1.68%
US Equity Mid Cap	VIP Mid Cap Portfolio —Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.82%	17.18%	11.06%	8.94%
US Equity Mid Cap	VIP Value Strategies Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.84%	9.16%	11.93%	9.37%
Moderate Allocation	Franklin Allocation VIP Fund — Class 2 Shares Franklin Advisers, Inc. (subadvised by Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC)	0.82%*	9.15%	5.57%	5.38%
Cautious Allocation	Franklin Income VIP Fund — Class 2 Shares Franklin Advisers, Inc.	0.72%*	7.20%	5.29%	5.27%
US Equity Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Global Equity Large Cap	Templeton Growth VIP Fund — Class 2 Shares Templeton Global Advisors Limited (subadvised by Templeton Asset Management Ltd)	1.06%*	-1.00%	2.60%	2.38%
US Money Market	Goldman Sachs Government Money Market Fund — Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.90%	2.24%	1.51%
Moderate Allocation	Janus Henderson Balanced Portfolio — Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
US Equity Large Cap Growth	Janus Henderson Forty Portfolio — Service Shares Janus Henderson Investors US LLC	0.83%	28.14%	15.12%	15.36%
US Equity Large Cap Blend	ClearBridge Variable Growth Portfolio — Class II Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	1.11%	12.42%	5.83%	5.68%
US Equity Large Cap Value	ClearBridge Variable Large Cap Value Portfolio — Class I Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	0.72%	8.08%	9.11%	8.63%
US Fixed Income	LVIP American Century Inflation Protection Fund - Service Class American Century Investment Management, Inc.	0.72%*	1.54%	1.22%	1.73%
US Equity Large Cap Blend	MFS® Investors Trust Series — Service Class Shares Massachusetts Financial Services Company	0.99%*	19.22%	11.12%	10.81%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	0.97%*	15.98%	12.16%	12.91%
Moderate Allocation	MFS® Total Return Series — Service Class Shares Massachusetts Financial Services Company	0.86%*	7.46%	5.89%	6.20%
Utilities Sector Equity	MFS® Utilities Series — Service Class Shares Massachusetts Financial Services Company	1.04%*	11.34%	5.61%	6.02%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	All Asset Portfolio — Advisor Class Shares Pacific Investment Management Company LLC (subadvised by Research Affiliates)	2.365%*	3.57%	4.31%	4.25%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.80%	6.89%	3.35%	4.50%
US Fixed Income	Long-Term U.S. Government Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	2.575%	-6.01%	-4.92%	-0.73%
US Fixed Income	Low Duration Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
US Fixed Income	Total Return Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.79%	2.53%	-0.03%	1.53%
US Equity Large Cap Growth	PSF PGIM Jennison Blend Portfolio — Class II Shares[1] PGIM Investments LLC (subadvised by Jennison Associates LLC)	0.85%*	25.80%	13.79%	11.85%
US Equity Large Cap Growth	PSF PGIM Jennison Growth Portfolio — Class II Shares PGIM Investments LLC (subadvised by Jennison Associates LLC)	1.00%*	30.35%	17.36%	15.87%
US Equity Large Cap Growth	NASDAQ — 100® Fund Security Investors, LLC known as Guggenheim Investments	1.70%*	23.91%	17.87%	16.48%
US Fixed Income	Income V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	1.37%*	-0.82%	-1.35%	0.58%
US Equity Large Cap Growth	Premier Growth Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.86%	31.06%	17.37%	15.00%
Real Estate Sector Equity	Real Estate Securities V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (subadvised by CenterSquare Investment Management LLC)	1.01%	10.46%	4.81%	6.04%
US Equity Large Cap Blend	S&P 500® Index V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.30%	24.63%	14.17%	12.75%
US Equity Small Cap	Small-Cap Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (sub-advised by Champlain Investment Partners, LLC, Kennedy Capital Management LLC, Palisade Capital Management, LP, SouthernSun Asset Management, LLC, and Westfield Capital Management, L.P.)	1.44%	10.32%	7.91%	8.34%
Moderate Allocation	Total Return V.I.S. Fund[2] — Class 3 Shares SSGA Funds Management, Inc.	0.92%	11.06%	5.06%	5.24%
US Equity Large Cap Growth	U.S. Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.85%	24.55%	14.73%	12.48%

[1]	The PSF PGIM Natural Resources Portfolio — Class II Shares merged into the PSF PGIM Jennison Blend Portfolio — Class II Shares effective April 11, 2025.
[2]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management Limited)	0.67%	24.89%	13.46%	11.52%
US Equity Mid Cap	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Global Equity Large Cap	Janus Henderson Global Research Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	23.27%	12.07%	10.27%
Technology Sector Equity	Janus Henderson Global Technology and Innovation Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%*	31.76%	17.80%	19.06%
US Equity Large Cap Growth	Janus Henderson Research Portfolio - Service Shares Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Global Fixed Income	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares Pacific Investment Management Company LLC	1.01%	5.46%	1.34%	2.51%

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Global Equity Large Cap	Janus Henderson Overseas Portfolio — Service Shares Janus Capital Management LLC	1.13%	5.58%	6.95%	5.29%

The following Portfolios are not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	VIP Asset Manager 50% Portfolio — Service Class 2 (formerly, VIP Asset Manager Portfolio — Service Class 2) FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.77%	8.23%	5.38%	5.40%
US Equity Mid Cap	Goldman Sachs Mid Cap Value Fund — Institutional Shares Goldman Sachs Asset Management, L.P.	0.82%*	12.36%	9.85%	7.98%
US Equity Small Cap	MFS® New Discovery Series — Service Class Shares Massachusetts Financial Services Company	1.12%*	6.44%	4.71%	8.92%
Moderate Allocation	Total Return V.I.S. Fund - Class 1 Shares SSGA Funds Management, Inc.	0.92%	11.06%	5.06%	5.24%

The following Portfolios are not available to contracts issued on or after May 1, 2007:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series II shares Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
US Equity Large Cap Blend	ClearBridge Variable Dividend Strategy Portfolio — Class II Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	1.00%	16.69%	10.69%	10.47%

* The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Fixed Options (Guarantee Account)

The following is a list of fixed investment options currently available under the contract. We may change the features of the fixed investment options listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so.

See “The Guarantee Account” section in the prospectus for a description of the fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%
2nd Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%
Fixed Six Yr Guarantee Account (3.0%)	Six Years	3.0%
Fixed One Yr Guarantee Account for DCA Program (3.0%)	One Year	3.0%
Fixed One Yr Guarantee Account for DCA Program (5.0%)	One Year	5.0%
Fixed Six Month Guarantee Account for DCA Program (3.0%)	Six Months	3.0%

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2025, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/RetireReadyChoicePre, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026711